Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Policies Abstract
Schedule of right-of-use assets
Leasehold property	1 – 20 years
Fixtures and fittings	5 years
Subscription vehicles	1 – 3 years
Other motor vehicles	4 years

Schedule of Property, plant and equipment
Freehold buildings	50 years
Leasehold improvements	5 – 50 years
Fixtures and fittings	3 – 15 years
Computer equipment	1 – 5 years
Subscription vehicles	1 – 13 years
Other motor vehicles	1 – 5 years
Plant and machinery	3 – 15 years

Schedule of estimated useful life of intangible assets
Domain names	1 – 5 years
Development costs and software	3 – 10 years
Customer relationships	1 year
Brand	1 year